Share-based payments - Summary of number and weighted average exercise prices (WAEP) of, and movements in, share options (Detail)		12 Months Ended
		Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure Of Number And Weighted Average Exercise Price Of Share Options [Abstract]
Outstanding as of beginning of period/year | shares		10,239,417	9,865,245	10,540,228
Granted during the period/year | shares		3,357,263	394,201	513,379
Cancelled during the year | shares	[1]	0	(20,029)	(1,188,362)
At the end of the period/year | shares		13,596,680	10,239,417	9,865,245
Outstanding as of beginning of period/year | $ / shares		$ 6.89	$ 5.98	$ 5.15
Granted during the period/year | $ / shares		52.4	29.71	17.83
Cancelled during the year | $ / shares	[1]	0	6.21	3.68
At the end of the period/year | $ / shares		$ 18.13	$ 6.89	$ 5.98

[1]	Related to stock options annulled or cancelled for the year, which has no relation with the options exercised.